General (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 30, 2025	May 31, 2024	Dec. 31, 2023	Feb. 17, 2022
Disclosure of associates [line items]
Gross profit		$ 1,342	$ 447	$ 2,080	$ 1,054	$ 2,634
Accumulated deficit		(219,090)	$ (190,856)	(219,090)	$ (190,856)	$ (205,046)
Cash and cash equivalents, short-term and restricted bank deposits		32,900		32,900
U.S. Department of Defense (DoD) [Member]
Disclosure of associates [line items]
Funding amount		15,528		15,528						$ 2,727
Additional funding amount							$ 937	$ 1,557	$ 9,117
Advance funding									$ 1,190
BARDA [Member]
Disclosure of associates [line items]
Contract amount for research, development and manufacturing	$ 175,000
Funding amount		98,242		98,242
Additional funding amount		$ 16,500		16,500
Gross profit				$ 10,500